Annual Total Returns - FIMMFunds-Class4ComboPRO - FIMMFunds-Class4ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class IV
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.01%
Annual Return 2017	0.24%
Annual Return 2018	1.20%
Annual Return 2019	1.54%
Annual Return 2020	0.20%
Annual Return 2021	0.01%
Annual Return 2022	1.08%
Annual Return 2023	4.36%